Subsequent events (Details) - EUR (€) € in Millions	Jul. 01, 2020	Jun. 30, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings		€ 20,452
Notes Issued Through The Medium Term Note Programme [Domain]
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 3,500
Medium Term Note Due July 2023 [Domain]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.375%
Borrowings	€ 1,250
Medium Term Note Due July 2026 [Domain]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.875%
Borrowings	€ 1,250
Medium Term Note Due July 2028 [Domain]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.50%
Borrowings	€ 1,000
Incremental bridge credit facility [Domain]
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 3,500